SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2008	Jan. 31, 2008	Dec. 31, 2007	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage				5.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital				50.00%
Income Tax Rate Reduced		15.00%
Value Added Tax Rate				17.00%
Tax Paid In Kind Of Rental Revenue				5.00%
Tax Paid In Kind Of Wireless System Solution				5.00%
Foreign Financial Institutions, Actual Deposits				$ 2,743,399	$ 4,161,763
Enterprise Income Tax Rate Percentage	33.00%		25.00%
Repayments of Related Party Debt				3,711,000	2,077,000	$ 15,000
Other General and Administrative Expense				$ 517,664
Chinese Business Value Added Tax Rate				6.00%
Xi [Member]
Significant Accounting Policies [Line Items]
Repayments of Related Party Debt				$ 2,700,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Accrued Value Added Tax Payable				13.00%
Tax Paid In Kind Of Surtax				13.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Accrued Value Added Tax Payable				10.00%
Tax Paid In Kind Of Surtax				10.00%
CHINA
Significant Accounting Policies [Line Items]
Foreign Financial Institutions, Actual Deposits				$ 1,652,507	2,553,207
SINGAPORE
Significant Accounting Policies [Line Items]
Foreign Financial Institutions, Actual Deposits				$ 1,090,892	$ 1,608,556